Hedging activities - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about hedges [line items]
Entity hedge ratio	1
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 3,054	€ 3,818	€ 4,488
Cash flow hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	683	696	1,306
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	982	1,167	1,159
Borrowings	891	1,076
Financial liabilities	(33)	74
Fair value hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	972	1,154	1,159
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	0	206
Commodity hedges
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	24	33
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,200	1,500	1,100
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,100	€ 1,700	€ 1,400